UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05812

Legg Mason Partners Premium Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

WESTERN ASSET PREMIUM LIQUID RESERVES

FORM N-Q

MAY 31, 2019

Notes to Schedule of Investments (unaudited)

Investments in Liquid Reserves Portfolio, at value $15,259,812.

1. Organization and significant accounting policies

Western Asset Premium Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Premium Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (0.1% at May 31, 2019) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	Value
SHORT-TERM INVESTMENTS - 99.9%
COMMERCIAL PAPER - 44.3%
ABN AMRO Funding USA LLC	2.541%	6/14/19	$43,000,000	$42,958,629	(a)(b)
ABN AMRO Funding USA LLC	2.655%	11/5/19	110,000,000	108,759,262	(a)(b)
ABN AMRO Funding USA LLC	2.657%	11/7/19	40,000,000	39,542,756	(a)(b)
ABN AMRO Funding USA LLC	2.668%	11/21/19	40,000,000	39,501,007	(a)(b)
ANZ Bank New Zeland Ltd. (1 mo. USD LIBOR + 0.310%)	2.431%	6/10/19	75,000,000	75,007,464	(a)(c)
ANZ Bank New Zeland Ltd. (1 mo. USD LIBOR + 0.130%)	2.431%	8/14/19	100,000,000	100,019,182	(a)(c)
ASB Finance Ltd. (1 mo. USD LIBOR + 0.320%)	2.431%	7/11/19	85,000,000	85,030,778	(a)(c)
Automatic Data Processing Inc.	2.457%	6/4/19	95,000,000	94,974,730	(a)(b)
Automatic Data Processing Inc.	2.462%	6/5/19	75,000,000	74,975,021	(a)(b)
Banco Santander SA	2.571%	7/15/19	42,000,000	41,868,750	(b)
Banco Santander SA	2.805%	8/1/19	200,000,000	199,062,422	(b)
Banco Santander SA	2.800%	8/5/19	165,000,000	164,178,107	(b)
Banco Santander SA	2.782%	8/19/19	66,195,000	65,798,124	(b)
Bank of New York Mellon	2.495%	6/3/19	200,000,000	199,959,500	(b)
Bank of Nova Scotia	2.479%	6/7/19	168,000,000	167,921,111	(a)(b)
Bank of Nova Scotia (1 mo. USD LIBOR + 0.110%)	2.431%	2/20/20	97,000,000	96,977,618	(a)(c)
BNG Bank NV	2.475%	6/4/19	100,000,000	99,973,211	(a)(b)
BNG Bank NV	2.477%	6/5/19	70,000,000	69,976,540	(a)(b)
BNG Bank NV	2.478%	6/6/19	450,000,000	449,818,951	(a)(b)
BNG Bank NV	2.479%	6/7/19	113,000,000	112,946,937	(a)(b)
BNZ International Funding Ltd.	2.533%	8/16/19	75,000,000	74,605,214	(a)(b)
BPCE SA	2.484%	9/5/19	90,000,000	89,415,090	(a)(b)
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.120%)	2.431%	8/14/19	100,000,000	100,013,992	(a)(c)
Credit Suisse AG NY	2.490%	6/7/19	225,000,000	224,893,906	(b)
DBS Bank Ltd.	2.577%	6/24/19	197,000,000	196,670,748	(a)(b)
DBS Bank Ltd.	2.569%	8/16/19	100,000,000	99,466,347	(a)(b)
DBS Bank Ltd.	2.570%	8/23/19	100,000,000	99,417,833	(a)(b)
DBS Bank Ltd.	2.630%	11/25/19	65,000,000	64,182,386	(a)(b)
DBS Bank Ltd.	2.631%	11/27/19	97,000,000	95,765,675	(a)(b)
Export Development Corp.	2.552%	10/21/19	35,000,000	34,656,184	(b)
HSBC Bank Inc. (1 mo. USD LIBOR + 0.180%)	2.431%	11/7/19	450,000,000	450,152,811	(a)(c)
HSBC Bank Inc. (1 mo. USD LIBOR + 0.130%)	2.431%	12/6/19	15,000,000	15,001,127	(a)(c)
HSBC USA Inc. (1 mo. USD LIBOR + 0.120%)	2.431%	10/8/19	49,000,000	49,009,055	(a)(c)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL PAPER - (continued)
ING U.S. Funding LLC (1 mo. USD LIBOR + 0.140%)	2.431%	11/4/19	$134,000,000	$134,031,533	(a)(c)
JPMorgan Securities LLC (1 mo. USD LIBOR + 0.130%)	2.431%	10/11/19	175,000,000	175,027,709	(c)
JPMorgan Securities LLC	2.603%	11/5/19	275,000,000	271,958,500	(b)
JPMorgan Securities LLC (1 mo. USD LIBOR + 0.180%)	2.431%	11/13/19	100,000,000	100,039,862	(a)(c)
JPMorgan Securities LLC (1 mo. USD LIBOR + 0.180%)	2.431%	11/18/19	100,000,000	100,040,715	(a)(c)
Landesbank Hessen-Thüringen Girozentrale	2.470%	6/18/19	180,000,000	179,783,550	(a)(b)
Landesbank Hessen-Thüringen Girozentrale	2.500%	8/8/19	93,000,000	92,566,852	(a)(b)
Landesbank Hessen-Thüringen Girozentrale	2.547%	9/9/19	152,500,000	151,442,362	(a)(b)
Lloyds Bank PLC (1 mo. USD LIBOR + 0.290%)	2.431%	7/11/19	70,000,000	70,022,961	(c)
Lloyds Bank PLC (3 mo. USD LIBOR + 0.090%)	2.503%	7/15/19	150,000,000	150,014,650	(c)
Lloyds Bank PLC (1 mo. USD LIBOR + 0.200%)	2.431%	7/30/19	75,000,000	75,019,178	(c)
Lloyds Bank PLC (1 mo. USD LIBOR + 0.120%)	2.431%	8/13/19	250,000,000	250,043,002	(c)
Mitsubishi UFJ Trust & Banking Corp.	2.568%	8/7/19	143,000,000	142,326,072	(a)(b)
Mitsubishi UFJ Trust & Banking Corp.	2.569%	8/12/19	65,000,000	64,671,145	(a)(b)
Mitsubishi UFJ Trust & Banking Corp.	2.569%	8/13/19	50,000,000	49,743,570	(a)(b)
Mitsubishi UFJ Trust & Banking Corp.	2.620%	11/13/19	75,000,000	74,122,967	(a)(b)
National Bank of Canada (1 mo. USD LIBOR + 0.120%)	2.431%	8/12/19	404,000,000	404,069,165	(a)(c)
National Bank of Canada	2.557%	8/22/19	227,935,000	226,630,143	(a)(b)
Nationwide Building Society	2.746%	10/2/19	150,000,000	148,625,667	(a)(b)
Natixis	2.448%	6/5/19	300,000,000	299,900,625	(b)
Natixis	2.477%	8/1/19	48,000,000	47,800,939	(b)
Natixis	2.536%	9/5/19	72,700,000	72,217,729	(b)
Nordea Bank Abp	2.563%	11/8/19	101,415,000	100,289,287	(a)(b)
Novartis Finance Corp.	2.463%	6/3/19	15,072,000	15,068,986	(a)(b)
NRW Bank	2.470%	6/5/19	137,000,000	136,954,219	(a)(b)
NRW Bank	2.486%	7/11/19	99,000,000	98,727,258	(a)(b)
NRW Bank	2.510%	8/19/19	40,000,000	39,783,289	(a)(b)
Oversea-Chinese Banking Corp. Ltd.	2.524%	7/3/19	23,000,000	22,948,219	(a)(b)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.130%)	2.431%	8/13/19	150,000,000	150,028,873	(a)(c)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.120%)	2.431%	8/27/19	100,000,000	100,016,081	(a)(c)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.110%)	2.431%	9/9/19	25,000,000	25,003,249	(a)(c)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL PAPER - (continued)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.120%)	2.431%	9/19/19	$200,000,000	$200,028,152	(a)(c)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.110%)	2.431%	10/7/19	100,000,000	100,015,273	(a)(c)
Skandinaviska Enskilda Banken AB	2.383%	6/5/19	92,500,000	92,470,169	(a)(b)
Societe Generale	2.477%	6/27/19	92,000,000	91,833,641	(a)(b)
Standard Chartered Bank	2.472%	7/8/19	182,000,000	181,537,973	(a)(b)
Standard Chartered Bank	2.481%	9/9/19	87,000,000	86,412,004	(a)(b)
Sumitomo Mitsui Banking Corp.	2.448%	6/3/19	65,000,000	64,987,081	(a)(b)
Sumitomo Mitsui Banking Corp.	2.450%	6/24/19	8,000,000	7,987,280	(a)(b)
Sumitomo Mitsui Banking Corp.	2.490%	8/15/19	45,000,000	44,770,100	(a)(b)
Sumitomo Mitsui Trust Bank Ltd.	2.498%	7/17/19	62,360,000	62,162,163	(a)(b)
Sumitomo Mitsui Trust Bank Ltd.	2.516%	8/14/19	50,200,000	49,944,294	(a)(b)
Sumitomo Mitsui Trust Bank Ltd.	2.536%	9/9/19	200,000,000	198,618,544	(a)(b)
Swedbank AB	2.535%	8/8/19	250,000,000	248,819,812	(b)
Swedbank AB	2.537%	8/9/19	187,000,000	186,103,698	(b)
Swedbank AB	2.621%	11/5/19	210,000,000	207,660,810	(b)
Swedbank AB	2.622%	11/6/19	225,000,000	222,477,862	(b)
Swedbank AB	2.622%	11/7/19	200,000,000	197,744,000	(b)
Swedish Export Credit Corp.	2.465%	6/4/19	50,000,000	49,986,661	(b)
Toronto Dominion Bank	2.475%	6/4/19	143,770,000	143,731,485	(a)(b)
Toronto Dominion Bank NY	2.509%	6/28/19	100,000,000	99,810,067	(a)(b)
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.180%)	2.431%	7/26/19	118,465,000	118,495,257	(c)
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.180%)	2.431%	7/26/19	100,000,000	100,024,486	(c)
UBS AG	2.547%	6/3/19	20,000,000	19,995,867	(a)(b)
UBS AG	2.568%	6/18/19	100,000,000	99,875,050	(a)(b)
United Overseas Bank Ltd.	2.522%	8/14/19	247,500,000	246,236,718	(a)(b)
United Overseas Bank Ltd.	2.527%	8/19/19	50,000,000	49,727,222	(a)(b)
Westpac Banking Corp. (1 mo. USD LIBOR + 0.200%)	2.431%	9/19/19	35,000,000	35,013,517	(a)(c)

TOTAL COMMERCIAL PAPER				11,097,888,011

CERTIFICATES OF DEPOSIT - 28.4%
Banco Santander SA	2.580%	7/17/19	198,000,000	198,032,496
Barclays Bank PLC (3 mo. USD LIBOR + 0.210%)	2.793%	7/31/19	283,500,000	283,561,797	(c)
Barclays Bank PLC	2.700%	8/12/19	300,000,000	300,112,947
Barclays Bank PLC	2.660%	11/7/19	260,000,000	260,088,460
BNP Paribas SA	2.870%	6/13/19	98,206,000	98,222,297

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CERTIFICATES OF DEPOSIT - (continued)
BNP Paribas SA	2.560%	11/13/19	$250,000,000	$250,053,317
Citibank N.A.	2.920%	6/13/19	200,000,000	200,036,452
Citibank N.A.	2.920%	6/13/19	31,520,000	31,525,747
Citibank N.A.	2.550%	10/2/19	415,000,000	415,083,469
Credit Agricole CIB (3 mo. USD LIBOR + 0.080%)	2.695%	6/3/19	200,000,000	200,000,000	(c)
Credit Agricole CIB	2.890%	6/3/19	173,000,000	173,006,638
Credit Suisse AG NY (1 mo. USD LIBOR + 0.130%)	2.583%	9/11/19	50,000,000	50,009,053	(c)
Credit Suisse AG NY	2.620%	10/4/19	215,000,000	215,069,043
Credit Suisse AG NY (1 mo. USD LIBOR + 0.140%)	2.591%	10/10/19	100,000,000	100,019,251	(c)
HSBC Bank Inc. (1 mo. USD LIBOR + 0.270%)	2.723%	7/11/19	50,000,000	50,015,265	(c)
HSBC Bank Inc. (1 mo. USD LIBOR + 0.140%)	2.589%	8/14/19	100,000,000	100,021,258	(c)
KBC Bank NV NY	2.400%	6/7/19	100,000,000	100,000,000
Landesbank Hessen-Thüringen	2.410%	6/6/19	225,000,000	225,000,175
Lloyds Bank PLC	2.920%	6/7/19	223,650,000	223,671,253
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.310%)	2.777%	6/6/19	223,600,000	223,614,100	(c)
Mitsubishi UFJ Trust & Banking Corp.	2.570%	6/12/19	210,000,000	210,008,175
Mizuho Bank Ltd.	2.890%	6/25/19	100,000,000	100,028,180
Mizuho Bank Ltd.	2.870%	7/8/19	73,975,000	74,004,890
Mizuho Bank Ltd.	2.570%	7/22/19	199,500,000	199,528,337
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.200%)	2.629%	7/30/19	50,000,000	50,014,250	(c)
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.160%)	2.613%	8/12/19	100,000,000	100,025,201	(c)
Mizuho Bank Ltd.	2.520%	8/27/19	80,000,000	80,010,121
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.150%)	2.591%	11/18/19	81,700,000	81,711,350	(c)
Natixis SA (3 mo. USD LIBOR + 0.180%)	2.775%	6/10/19	42,500,000	42,501,416	(c)
Nordea Bank Abp	2.860%	6/3/19	250,000,000	250,009,387
Nordea Bank Abp (1 mo. USD LIBOR + 0.100%)	2.541%	12/20/19	50,000,000	49,998,409	(c)
Norinchukin Bank	2.550%	7/8/19	114,775,000	114,790,098
Skandinaviska Enskilda Banken AB	2.860%	6/18/19	50,000,000	50,012,153
Skandinaviska Enskilda Banken AB (1 mo. USD LIBOR + 0.120%)	2.573%	8/13/19	150,000,000	150,025,802	(c)
Skandinaviska Enskilda Banken AB (1 mo. USD LIBOR + 0.130%)	2.597%	9/5/19	50,000,000	50,009,986	(c)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CERTIFICATES OF DEPOSIT - (continued)
Skandinaviska Enskilda Banken AB (1 mo. USD LIBOR + 0.130%)	2.583%	9/12/19	$93,000,000	$93,019,458	(c)
Standard Chartered Bank (1 mo. USD LIBOR + 0.160%)	2.627%	9/9/19	270,000,000	270,072,198	(c)
Standard Chartered Bank (1 mo. USD LIBOR + 0.160%)	2.627%	9/9/19	100,000,000	100,026,703	(c)
Standard Chartered Bank (1 mo. USD LIBOR + 0.160%)	2.597%	2/24/20	150,000,000	149,987,766	(c)
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.110%)	2.563%	6/11/19	247,000,000	247,011,989	(c)
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.310%)	2.777%	7/8/19	75,000,000	75,024,743	(c)
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.310%)	2.773%	7/9/19	458,250,000	458,404,183	(c)
Sumitomo Mitsui Trust Bank Ltd.	2.610%	10/8/19	99,000,000	99,045,533
Toronto Dominion Bank NY	2.570%	7/8/19	247,000,000	247,029,316
Westpac Banking Corp.	2.880%	6/4/19	88,675,000	88,679,311

TOTAL CERTIFICATES OF DEPOSIT				7,128,121,973

U.S. TREASURY BILLS - 9.4%
U.S. Treasury Bills	0.572%	6/4/19	110,000,000	109,993,120	(b)
U.S. Treasury Bills	1.681%	6/11/19	150,000,000	149,924,638	(b)
U.S. Treasury Bills	1.777%	6/13/19	365,000,000	364,771,116	(b)
U.S. Treasury Bills	2.033%	6/27/19	500,000,000	499,256,110	(b)
U.S. Treasury Bills	2.237%	8/1/19	115,000,000	114,568,634	(b)
U.S. Treasury Bills	2.293%	9/5/19	475,000,000	472,146,243	(b)
U.S. Treasury Bills	2.323%	11/14/19	150,000,000	148,432,320	(b)
U.S. Treasury Bills	2.320%	11/21/19	500,000,000	494,564,220	(b)

TOTAL U.S. TREASURY BILLS				2,353,656,401

TIME DEPOSITS - 7.3%
ABN AMRO Bank NV	2.390%	6/3/19	85,000,000	85,000,000
Banco Santander SA	2.370%	6/4/19	100,000,000	100,000,000
Barclays Bank PLC	2.380%	6/3/19	80,441,000	80,441,000
BNP Paribas	2.350%	6/3/19	71,000,000	71,000,000
Canadian Imperial Bank of Commerce	2.350%	6/3/19	21,000,000	21,000,000
Credit Agricole CIB	2.350%	6/3/19	47,000,000	47,000,000
Credit Suisse AG NY	2.390%	6/3/19	232,000,000	232,000,000
Mizuho Bank Ltd.	2.400%	6/3/19	320,000,000	320,000,000
National Bank of Canada	2.360%	6/3/19	117,615,000	117,615,000
Natixis	2.350%	6/3/19	72,000,000	72,000,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TIME DEPOSITS - (continued)
Royal Bank of Canada	2.380%	6/3/19	$198,000,000	$198,000,000
Toronto Dominion Bank NY	2.400%	6/3/19	500,000,000	500,000,000

TOTAL TIME DEPOSITS				1,844,056,000

U.S. TREASURY NOTES - 5.5%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.045%)	2.369%	10/31/20	720,000,000	719,685,533	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.115%)	2.439%	1/31/21	360,000,000	360,083,091	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.139%)	2.488%	4/30/21	300,000,000	300,012,846	(c)

TOTAL U.S. TREASURY NOTES				1,379,781,470

REPURCHASE AGREEMENTS - 5.0%
Bank of America Corp. tri-party repurchase agreement dated 11/2/17 Proceeds at Maturity - $377,204,688; (Fully collateralized by various corporate bonds and notes, 0.000% to 2.608% due 6/3/19 to 5/14/20, Market value - $393,750,000)	2.550%	8/22/19	375,000,000	375,000,000
Bank of America Corp. tri-party repurchase agreement dated 11/13/18 Proceeds at Maturity - $75,440,938; (Fully collateralized by various corporate bonds and notes, 0.000% due 6/7/19 to 7/2/19, Market value - $78,750,001)	2.550%	8/22/19	75,000,000	75,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 5/31/19 Proceeds at Maturity - $500,102,917; (Fully collateralized by various U.S. government agency obligations, 2.125% to 4.375% due 1/15/29 to 2/15/41; Market value - $510,006,196)	2.470%	6/3/19	500,000,000	500,000,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
REPURCHASE AGREEMENTS - (continued)
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 11/2/17 Proceeds at Maturity - $201,217,333; (Fully collateralized by various corporate bonds and notes, 0.000% to 7.747% due 6/3/19 to 9/14/77, Market value - $210,172,077)	2.640%	8/22/19	$200,000,000	$200,000,000
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 11/2/17 Proceeds at Maturity - $100,608,667; (Fully collateralized by various corporate bonds and notes and municipal bonds, 2.375% to 7.431% due 5/13/21 to 10/15/47, Market value - $105,022,200)	2.640%	8/22/19	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS				1,250,000,000

TOTAL INVESTMENTS - 99.9% (Cost - $25,051,740,779)				25,053,503,855
Other Assets in Excess of Liabilities - 0.1%				22,167,389

TOTAL NET ASSETS - 100.0%				$25,075,671,244

(a)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown represents yield-to-maturity.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviations used in this schedule:

LIBOR	—	London Interbank Offered Rate
USD	—	United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2019, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded

Notes to Schedule of Investments (unaudited) (continued)

security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEl 3)	TOTAL
Short-Term Investments†	—	$25,053,503,855	—	$25,053,503,855

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Premium Money Market Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 24, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 24, 2019